Commitments and Contingencies (Details) - Schedule of Income Tax and Value Added Tax Corresponding to the Years	12 Months Ended
Dec. 31, 2023
Cementos Pacasmayo S.A.A. [Member]
Commitments and Contingencies (Details) - Schedule of Income Tax and Value Added Tax Corresponding to the Years [Line Items]
Income tax	2018 - 2023
Value-added tax	Dec. 2018 - 2023
Cementos Selva S.A.C. [Member]
Commitments and Contingencies (Details) - Schedule of Income Tax and Value Added Tax Corresponding to the Years [Line Items]
Income tax	2018 - 2023
Value-added tax	Dec. 2018 - 2023
Distribuidora Norte Pacasmayo S.R.L. [Member]
Commitments and Contingencies (Details) - Schedule of Income Tax and Value Added Tax Corresponding to the Years [Line Items]
Income tax	2018 - 2023
Value-added tax	Dec. 2018 - 2023
Empresa de Transmisión Guadalupe S.A.C. [Member]
Commitments and Contingencies (Details) - Schedule of Income Tax and Value Added Tax Corresponding to the Years [Line Items]
Income tax	2018 - 2023
Value-added tax	Dec. 2018 - 2023
Salmueras Sudamericanas S.A. [Member]
Commitments and Contingencies (Details) - Schedule of Income Tax and Value Added Tax Corresponding to the Years [Line Items]
Income tax	2018 - 2023
Value-added tax	Dec. 2018 - 2023
Calizas del Norte S.A.C. (liquidated during 2022) [Member]
Commitments and Contingencies (Details) - Schedule of Income Tax and Value Added Tax Corresponding to the Years [Line Items]
Income tax	2018 - 2022
Value-added tax	Dec. 2018 - 2022
Soluciones Takay S.A.C. [Member]
Commitments and Contingencies (Details) - Schedule of Income Tax and Value Added Tax Corresponding to the Years [Line Items]
Income tax	2019 – 2023
Value-added tax	May to Dec.2019 - 2023
Corporación Materiales Piura S.A.C. [Member]
Commitments and Contingencies (Details) - Schedule of Income Tax and Value Added Tax Corresponding to the Years [Line Items]
Income tax	2019 – 2023
Value-added tax	Dec.2018- 2023